Operating expenses (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Staff expenses
Employee remuneration, entitlements and on-costs	$ 2,584	$ 2,897	$ 2,472
Employee remuneration, entitlements and on-costs, percentage movement from prior period	(11.00%)
Employee remuneration, entitlements and on-costs, percentage movement from same period in prior year	5.00%
Superannuation expense	$ 278	244	231
Superannuation expense, percentage movement from prior period	14.00%
Superannuation expense, percentage movement from same period in prior year	20.00%
Share-based payments	$ 46	51	46
Share-based payments, percentage movement from prior period	(10.00%)
Restructuring costs	$ 74	71	22
Restructuring costs, percentage movement from prior period	4.00%
Total staff expenses	$ 2,982	3,263	2,771
Total staff expenses, percentage movement from prior period	(9.00%)
Total staff expenses, percentage movement from same period in prior year	8.00%
Occupancy expenses
Operating lease rentals	$ 79	91	73
Operating lease rentals, percentage movement from prior period	(13.00%)
Operating lease rentals, percentage movement from same period in prior year	8.00%
Depreciation and impairment of property and equipment	$ 261	526	429
Depreciation and impairment of property and equipment, percentage movement from prior period	(50.00%)
Depreciation and impairment of property and equipment, percentage movement from same period in prior year	(39.00%)
Other	$ 58	50	57
Other, percentage movement from prior period	16.00%
Other, percentage movement from same period in prior year	2.00%
Total occupancy expenses	$ 398	667	559
Total occupancy expenses, percentage movement from prior period	(40.00%)
Total occupancy expenses, percentage movement from same period in prior year	(29.00%)
Technology expenses
Amortisation and impairment of software assets	$ 337	723	517
Amortisation and impairment of software assets, percentage movement from prior period	(53.00%)
Amortisation and impairment of software assets, percentage movement from same period in prior year	(35.00%)
Depreciation and impairment of IT equipment	$ 85	142	118
Depreciation and impairment of IT equipment, percentage movement from prior period	(40.00%)
Depreciation and impairment of IT equipment, percentage movement from same period in prior year	(28.00%)
Technology services	$ 342	422	398
Technology services, percentage movement from prior period	(19.00%)
Technology services, percentage movement from same period in prior year	(14.00%)
Software maintenance and licences	$ 248	297	234
Software maintenance and licences, percentage movement from prior period	(16.00%)
Software maintenance and licences, percentage movement from same period in prior year	6.00%
Telecommunications	$ 72	88	93
Telecommunications, percentage movement from prior period	(18.00%)
Telecommunications, percentage movement from same period in prior year	(23.00%)
Data processing	$ 41	51	45
Data processing, percentage movement from prior period	(20.00%)
Data processing, percentage movement from same period in prior year	(9.00%)
Total technology expenses	$ 1,125	1,723	1,405
Total technology expenses, percentage movement from prior period	(35.00%)
Total technology expenses, percentage movement from same period in prior year	(20.00%)
Other expenses
Professional and processing services	$ 460	682	728
Professional and processing services, percentage movement from prior period	(33.00%)
Professional and processing services, percentage movement from same period in prior year	(37.00%)
Amortisation and impairment of intangible assets and deferred expenditure	$ 122	509	90
Amortisation and impairment of intangible assets and deferred expenditure, percentage movement from prior period	(76.00%)
Amortisation and impairment of intangible assets and deferred expenditure, percentage movement from same period in prior year	36.00%
Postage and stationery	$ 74	82	74
Postage and stationery, percentage movement from prior period	(10.00%)
Advertising	$ 81	104	116
Advertising, percentage movement from prior period	(22.00%)
Advertising, percentage movement from same period in prior year	(30.00%)
Non-lending losses	$ 45	156	78
Non-lending losses, percentage movement from prior period	(71.00%)
Non-lending losses, percentage movement from same period in prior year	(42.00%)
Other expenses	$ 86	128	176
Other expenses, percentage movement from prior period	(33.00%)
Other expenses, percentage movement from same period in prior year	(51.00%)
Total other expenses	$ 868	1,661	1,262
Total other expenses, percentage movement from prior period	(48.00%)
Total other expenses, percentage movement from same period in prior year	(31.00%)
Total operating expenses	$ 5,373	7,314	5,997
Total operating expenses, percentage movement from prior period	(27.00%)
Total operating expenses, percentage movement from same period of prior year	(10.00%)
Compliance, regulation and remediation costs	$ 17	161	198
Capitalised software assets
Other expenses
Impairment	$ 54	$ 352	$ 133